Other Payables (Details) - USD ($)				12 Months Ended
	Mar. 05, 2024	Dec. 26, 2023	Dec. 22, 2023	Dec. 31, 2024	Dec. 31, 2023
Other Payables [Line Items]
Fund received amount				$ 74,253,965
Civil money penalty amount			$ 5,000,000
Interest per annum		4.00%
Recognized amount				(55,746,035)
Accrued interest related to litigation				5,285,479
Ordered to Pay [Member]
Other Payables [Line Items]
Litigation loss	$ 130,000,000
Total Amount Corresponds [Member]
Other Payables [Line Items]
Litigation loss				74,300,000
Additional Obligations [Member]
Other Payables [Line Items]
Litigation loss				$ 55,700,000